EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Table

	Three Months Ended March 31,
	2016	2015
Computation of Income (Loss) per Share	(In millions, except per share data)
Net (loss) income	$(37.9)	$13.1
Basic shares	165.1	77.4
Basic net (loss) income per share	$(0.23)	$0.17
Diluted shares:
Basic shares	165.1	77.4
Stock-based compensation	—	1.1
Diluted shares	165.1	78.5
Diluted net (loss) income per share	$(0.23)	$0.17

	Years ended December 31,
	2015	2014	2013
Computation of Income (loss) per Share	(In millions, except per share data)
Income (loss) from continuing operations, net	$(1.4)	$105.0	$178.6
Income from discontinued operations, net	—	0.7	—
Net (loss) income	$(1.4)	$105.7	$178.6
Basic shares	103.4	78.6	79.9
Basic (loss) income per share:
Income (loss) from continuing operations	$(0.01)	$1.33	$2.24
Income from discontinued operations, net	—	0.01	—
Net (loss) income	$(0.01)	$1.34	$2.24
Diluted shares:
Basic shares	103.4	78.6	79.9
Stock-based compensation	—	1.1	1.0
Diluted shares	103.4	79.7	80.9
Diluted (loss) income per share:
Income (loss) from continuing operations	$(0.01)	$1.32	$2.21
Income from discontinued operations, net	—	0.01	—
Net (loss) income	$(0.01)	$1.33	$2.21